Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020, 2022, 2024 and 2025 Equity Plan [Member]
	3 Months Ended	6 Months Ended
	Jun. 30, 2026 yr $ / shares	Jun. 30, 2026 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 9.48	$ 9.35
Underlying share price	$ 9.48	$ 9.35
Volatility	78.96%	80.28%
Time period (years) | yr	5.68	6.04
Risk free rate	4.14%	3.87%
Dividend yield	0.00%	0.00%